Share Capital - Details of Warrants and Finder's Warrants Outstanding (Parenthetical) (Details) - Finder's Warrants	12 Months Ended
Apr. 30, 2024 $ / shares
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 16.81
Range Two
Disclosure Of Classes Of Share Capital [Line Items]
Warrant exercisable price	$ 1